Land Use Rights	12 Months Ended
Dec. 31, 2011
Land Use Rights [Abstract]
Land Use Rights
10.	LAND USE RIGHTS

	As of December 31
	2010	2011
Cost:
Land use rights acquired	9,798	14,413
Prepayment for land use rights acquisition	11,235	7,694

	21,033	22,107
Less: accumulated amortization	(330)	(619)

	20,703	21,488

Amortization expenses for the years ended December 31, 2009, 2010 and 2011 were $43, $248 and $265, respectively.

Estimated amortization expense of the land use rights acquired as of December 31, 2011 for each of next five years is as follows:

$
For the years ending December 31,
2012	301
2013	301
2014	301
2015	301
2016 and thereafter	301